Other non-current liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Deferred revenue		$ 19.9	$ 39.9
Derivative financial instruments	[1]	2.3	2.5
Total non-current liabilities		$ 22.2	$ 42.4

[1]	Derivative financial instruments consist of unrealized losses on interest rate swaps. Additional disclosure has been provided in Note 22.